BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
Through the Combination, ANGI acquired 100% of the common stock of Angie's List on September 29, 2017 for a total purchase price valued at $781.4 million.
The purchase price of $781.4 million was determined based on the sum of (i) the fair value of the 61.3 million shares of Angie's List common stock outstanding immediately prior to the Combination based on the closing stock price of Angie's List common stock on the NASDAQ on September 29, 2017 of $12.46 per share; (ii) the cash consideration of $1.9 million paid to holders of Angie's List common stock who elected to receive $8.50 in cash per share; and (iii) the fair value of vested equity awards (including the pro rata portion of unvested awards attributable to pre-combination services) outstanding under Angie's List stock plans on September 29, 2017. Each stock option to purchase shares of Angie's List common stock that was outstanding immediately prior to the effective time of the Combination was, as of the effective time of the Combination, converted into an option to purchase (i) that number of Class A shares of ANGI Homeservices equal to the total number of shares of Angie's List common stock subject to such Angie's List option immediately prior to the effective time of the Combination, (ii) at a per-share exercise price equal to the exercise price per share of Angie's List common stock at which such Angie's List option was exercisable immediately prior to the effective time of the Combination. Each award of Angie's List restricted stock units that was outstanding immediately prior to the effective time of the Combination was, as of the effective time of the Combination, converted into an ANGI Homeservices restricted stock unit award with respect to a number of Class A shares of ANGI Homeservices equal to the total number of shares of Angie's List common stock subject to such Angie's List restricted stock unit award immediately prior to the effective time of the Combination.
The table below summarizes the purchase price:

Angie's List
(In thousands)
Class A common stock	$763,684
Cash consideration for holders who elected to receive $8.50 in cash per share of Angie's List common stock	1,913
Fair value of vested and pro rata portion of unvested stock options attributable to pre-combination services	11,749
Fair value of the pro rata portion of unvested restricted stock units attributable to pre-combination services	4,038
Total purchase price	$781,384
The financial results of Angie's List are included in New IAC's combined financial statements, within the ANGI Homeservices segment, beginning September 29, 2017. For the year ended December 31, 2017, New IAC included $58.9 million of revenue and $21.8 million of net loss in its combined statement of operations related to Angie's List. The net loss of Angie's List reflects $28.7 million in stock-based compensation expense related to (i) the acceleration of previously issued Angie's List equity awards held by employees terminated in connection with the Combination and (ii) the expense related to previously issued Angie's List equity awards, severance and retention costs of $19.8 million related to the Combination and a reduction in revenue of $7.8 million due to the write-off of deferred revenue related to the Combination.
The table below summarizes the fair values of the assets acquired and liabilities assumed at the date of Combination:

Angie's List
(In thousands)
Cash and cash equivalents	$44,270
Other current assets	11,280
Property and equipment	16,341
Goodwill	543,674
Intangible assets	317,300
Total assets	932,865
Deferred revenue	(32,595)
Other current liabilities	(46,150)
Long-term debt—related party	(61,498)
Deferred income taxes	(9,833)
Other long-term liabilities	(1,405)
Net assets acquired	$781,384
The purchase price was based on the expected financial performance of Angie's List, not on the value of the net identifiable assets at the time of combination. This resulted in a significant portion of the purchase price being attributed to goodwill because Angie's List is complementary and synergistic to the other North America businesses of ANGI Homeservices.
The fair values of the identifiable intangible assets acquired at the date of Combination are as follows:

	Angie's List
	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade name and trademarks	$137,000	Indefinite
Service professionals	90,500	3
Developed technology	63,900	6
Memberships	15,900	3
User base	10,000	1
Total identifiable intangible assets acquired	$317,300
Other current assets, current liabilities and other long-term liabilities of Angie's List were reviewed and adjusted to their fair values at the date of combination, as necessary. The fair value of deferred revenue was determined using an income approach that utilized a cost to fulfill analysis. The fair value of the trade name and trademarks was determined using an income approach that utilized the relief from royalty methodology. The fair values of developed technology and user base were determined using a cost approach that utilized the cost to replace methodology. The fair values of the service professionals and memberships were determined using an income approach that utilized the excess earnings methodology. The valuations of deferred revenue and intangible assets incorporate significant unobservable inputs and require significant judgment and estimates, including the amount and timing of future cash flows, cost and profit margins related to deferred revenue and the determination of royalty and discount rates. The amount attributed to goodwill is not tax deductible.
Unaudited Pro Forma Financial Information
The unaudited pro forma financial information in the table below presents the combined results of New IAC and Angie's List as if the Combination had occurred on January 1, 2016. The unaudited pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of the results that would have been achieved had the Combination actually occurred on January 1, 2016. For the year ended December 31, 2017, pro forma adjustments include (i) reductions in stock-based compensation expense of $77.1 million and transaction related costs of $34.1 million because they are one-time in nature and will not have a continuing impact on operations; and (ii) an increase in amortization of intangibles of $31.9 million. The stock-based compensation expense is related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie's List equity awards, both of which were converted into ANGI Homeservices' equity awards in the Combination, and the acceleration of certain converted equity awards resulting from the termination of Angie's List employees in connection with the Combination. The transaction related costs include severance and retention costs of $19.8 million related to the Combination.

Year Ended December 31, 2017
(In thousands)
Revenue	$2,174,968
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	$96,578